Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
United States Treasury Note/Bond	0.250%	6/15/24	389,949	370,634
United States Treasury Note/Bond	1.750%	6/30/24	248,927	240,098
United States Treasury Note/Bond	2.000%	6/30/24	176,209	170,345
United States Treasury Note/Bond	3.000%	6/30/24	355,323	347,273
United States Treasury Note/Bond	0.375%	7/15/24	343,456	326,068
United States Treasury Note/Bond	1.750%	7/31/24	261,905	252,206
United States Treasury Note/Bond	2.125%	7/31/24	173,740	167,985
United States Treasury Note/Bond	3.000%	7/31/24	345,273	337,289
United States Treasury Note/Bond	0.375%	8/15/24	551,869	522,206
United States Treasury Note/Bond	2.375%	8/15/24	495,327	480,158
United States Treasury Note/Bond	1.250%	8/31/24	246,219	235,139
United States Treasury Note/Bond	1.875%	8/31/24	155,543	149,710
United States Treasury Note/Bond	3.250%	8/31/24	304,116	297,749
United States Treasury Note/Bond	0.375%	9/15/24	525,678	495,944
United States Treasury Note/Bond	1.500%	9/30/24	181,368	173,518
United States Treasury Note/Bond	2.125%	9/30/24	89,470	86,283
United States Treasury Note/Bond	4.250%	9/30/24	331,168	328,374
United States Treasury Note/Bond	0.625%	10/15/24	477,088	450,326
United States Treasury Note/Bond	1.500%	10/31/24	191,485	182,838
United States Treasury Note/Bond	2.250%	10/31/24	101,691	98,116
United States Treasury Note/Bond	4.375%	10/31/24	273,377	271,626
United States Treasury Note/Bond	0.750%	11/15/24	633,813	597,963
United States Treasury Note/Bond	2.250%	11/15/24	386,923	373,139
United States Treasury Note/Bond	7.500%	11/15/24	7,902	8,193
United States Treasury Note/Bond	1.500%	11/30/24	195,121	185,975
United States Treasury Note/Bond	2.125%	11/30/24	135,847	130,710
United States Treasury Note/Bond	4.500%	11/30/24	308,240	306,940
United States Treasury Note/Bond	1.000%	12/15/24	427,639	403,985
United States Treasury Note/Bond	1.750%	12/31/24	166,330	158,871
United States Treasury Note/Bond	2.250%	12/31/24	214,869	206,811
United States Treasury Note/Bond	4.250%	12/31/24	308,279	306,015
United States Treasury Note/Bond	1.125%	1/15/25	425,063	401,552
United States Treasury Note/Bond	1.375%	1/31/25	192,314	182,308
United States Treasury Note/Bond	2.500%	1/31/25	155,703	150,326
United States Treasury Note/Bond	4.125%	1/31/25	277,118	274,736
United States Treasury Note/Bond	1.500%	2/15/25	615,352	584,007
United States Treasury Note/Bond	2.000%	2/15/25	425,308	407,166
United States Treasury Note/Bond	7.625%	2/15/25	9,045	9,475
United States Treasury Note/Bond	1.125%	2/28/25	245,946	231,727
United States Treasury Note/Bond	2.750%	2/28/25	178,316	172,855
United States Treasury Note/Bond	4.625%	2/28/25	269,182	269,350

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.750%	3/15/25	438,275	417,183
United States Treasury Note/Bond	0.500%	3/31/25	301,828	280,747
United States Treasury Note/Bond	2.625%	3/31/25	99,771	96,450
United States Treasury Note/Bond	3.875%	3/31/25	220,454	217,905
United States Treasury Note/Bond	2.625%	4/15/25	452,890	437,605
United States Treasury Note/Bond	0.375%	4/30/25	326,204	301,943
United States Treasury Note/Bond	2.875%	4/30/25	190,698	185,037
United States Treasury Note/Bond	3.875%	4/30/25	325,430	321,871
United States Treasury Note/Bond	2.125%	5/15/25	370,794	354,688
United States Treasury Note/Bond	2.750%	5/15/25	449,106	434,791
United States Treasury Note/Bond	0.250%	5/31/25	289,600	266,703
United States Treasury Note/Bond	2.875%	5/31/25	181,610	176,247
United States Treasury Note/Bond	4.250%	5/31/25	241,072	240,394
United States Treasury Note/Bond	2.875%	6/15/25	353,593	343,096
United States Treasury Note/Bond	0.250%	6/30/25	343,413	315,833
United States Treasury Note/Bond	2.750%	6/30/25	95,573	92,497
United States Treasury Note/Bond	3.000%	7/15/25	332,221	323,085
United States Treasury Note/Bond	0.250%	7/31/25	349,109	319,980
United States Treasury Note/Bond	2.875%	7/31/25	190,980	185,251
United States Treasury Note/Bond	2.000%	8/15/25	337,079	320,752
United States Treasury Note/Bond	3.125%	8/15/25	417,549	407,110
United States Treasury Note/Bond	6.875%	8/15/25	7,489	7,873
United States Treasury Note/Bond	0.250%	8/31/25	339,864	310,763
United States Treasury Note/Bond	2.750%	8/31/25	148,381	143,512
United States Treasury Note/Bond	3.500%	9/15/25	317,913	312,648
United States Treasury Note/Bond	0.250%	9/30/25	390,514	356,588
United States Treasury Note/Bond	3.000%	9/30/25	174,003	169,136
United States Treasury Note/Bond	4.250%	10/15/25	425,593	425,526
United States Treasury Note/Bond	0.250%	10/31/25	320,223	291,403
United States Treasury Note/Bond	3.000%	10/31/25	151,032	146,831
United States Treasury Note/Bond	2.250%	11/15/25	394,920	376,902
United States Treasury Note/Bond	4.500%	11/15/25	414,775	417,497
United States Treasury Note/Bond	0.375%	11/30/25	331,607	301,970
United States Treasury Note/Bond	2.875%	11/30/25	156,250	151,367
United States Treasury Note/Bond	4.000%	12/15/25	472,922	471,001
United States Treasury Note/Bond	0.375%	12/31/25	316,457	287,778
United States Treasury Note/Bond	2.625%	12/31/25	167,515	161,233
United States Treasury Note/Bond	3.875%	1/15/26	338,631	336,303
United States Treasury Note/Bond	0.375%	1/31/26	463,391	420,020
United States Treasury Note/Bond	2.625%	1/31/26	197,294	189,834
United States Treasury Note/Bond	1.625%	2/15/26	372,479	348,792
United States Treasury Note/Bond	4.000%	2/15/26	418,035	416,663
United States Treasury Note/Bond	6.000%	2/15/26	34,553	36,097
United States Treasury Note/Bond	0.500%	2/28/26	462,426	419,507
United States Treasury Note/Bond	2.500%	2/28/26	204,054	195,637
United States Treasury Note/Bond	4.625%	3/15/26	326,628	331,323
United States Treasury Note/Bond	0.750%	3/31/26	422,962	386,085
United States Treasury Note/Bond	2.250%	3/31/26	199,308	189,716
United States Treasury Note/Bond	3.750%	4/15/26	311,328	308,604
United States Treasury Note/Bond	0.750%	4/30/26	411,923	374,721
United States Treasury Note/Bond	2.375%	4/30/26	150,156	143,258
United States Treasury Note/Bond	1.625%	5/15/26	392,173	365,701
United States Treasury Note/Bond	3.625%	5/15/26	309,225	305,650
United States Treasury Note/Bond	0.750%	5/31/26	454,585	412,678
United States Treasury Note/Bond	2.125%	5/31/26	160,603	151,971
Total U.S. Government and Agency Obligations (Cost $27,527,374)				27,049,745

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $76,343)	5.125%	763,550	76,340
Total Investments (99.5%) (Cost $27,603,717)				27,126,085
Other Assets and Liabilities—Net (0.5%)				132,485
Net Assets (100%)				27,258,570
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,049,745	—	27,049,745
Temporary Cash Investments	76,340	—	—	76,340
Total	76,340	27,049,745	—	27,126,085